Risks and Concentration - Summary of Concentration Greater than 10% of Accounts Receivable (Detail) - Accounts Receivable [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Distribution Channel A [Member]
Concentration Risk [Line Items]
Percentage of concentrations of risk	10.00%
Concentration of risk percentage reprensented more than 10% of accounts receivable	50.00%	56.00%
Distribution Channel B [Member]
Concentration Risk [Line Items]
Percentage of concentrations of risk	10.00%
Concentration of risk percentage reprensented more than 10% of accounts receivable	20.00%	25.00%